NOTE 8 - INCOME TAXES	12 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Text Block]

NOTE 8 - INCOME TAXES

The Company is subject to United States federal and state income taxes at an approximate rate of 35%.

The significant components of deferred income tax assets at June 30, 2011 are as follows:

	June 30, 2011	June 30, 2010

Net operating loss carry forward	$820,000		$190,000
Valuation allowance	(820,000)		(190,000)

Net deferred income tax asset	$-	$

The Company has recognized a valuation allowance for the deferred income tax asset since the Company cannot be assured that it is more likely than not that such benefit will be utilized in future years. The valuation allowance is reviewed annually. When circumstances change and which cause a change in management's judgment about the realizability of deferred income tax assets, the impact of the change on the valuation allowance is generally reflected in current income.

The cumulative net operating loss carry-forward is approximately $2,300,000 at June 30, 2011, and will expire in the years 2021 to 2030.